Condensed consolidated statements of cash flows - additional details (Tables)	6 Months Ended
Jun. 30, 2022
Cash Flow Statement [Abstract]
Depreciation, amortization, impairments and fair value adjustments

	Six months ended June 30
($ millions)	2022	2021

Property, plant & equipment	161	160
Right-of-use assets	38	42
Intangible assets	385	328
Financial assets	1	1
Other non-current assets	3	(1)
Total	588	530

Change in net current assets and other operating cash flow items

	Six months ended June 30
($ millions)	2022	2021

(Increase) in inventories	(118)	(184)
(Increase) in trade receivables	(151)	(117)
Increase in trade payables	8	23
Net change in other operating assets	(16)	20
Net change in other operating liabilities	(154)	(18)
Total	(431)	(276)